Summary Prospectus December 1, 2010


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS GLOBAL THEMATIC FUND






CLASS/Ticker    A   SGQAX    B   SGQBX    C   SGQCX    R   SGQRX    INST   SGQIX    S   SCOBX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C, R), (800) 730-1313
(INST) and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated December 1, 2010, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks long-term growth of capital.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 16) and Purchase and Redemption of Shares in the fund's SAI (p. II-17).


SHAREHOLDER FEES (paid directly from your investment)


                                          A          B          C          R       INST          S
                               ------------  ---------  ---------  ---------  ---------  ---------
Maximum sales charge (load)
on purchases, as % of
offering price                       5.75      None       None       None       None       None
------------------------------       ----      --         --         --         --         --
Maximum contingent
deferred sales charge (load),
as % of redemption proceeds      None(1)     4.00       1.00         None       None       None
------------------------------   --------    ----       ----         --         --         --
Redemption/exchange fee on
shares owned less than 15
days, as % of redemption
proceeds                             2.00    2.00       2.00       2.00       2.00       2.00
------------------------------   --------    ----       ----       ----       ----       ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                     A          B          C          R        INST           S
                             ---------  ---------  ---------  ---------  ----------  ----------
Management fee                   0.88       0.88       0.88       0.88       0.88        0.88
----------------------------     ----       ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                     0.24       1.00       1.00       0.49      None        None
----------------------------     ----       ----       ----       ----      -----       -----
Other expenses (includes an
administrative fee)              0.38       0.42       0.35       0.48       0.32        0.35
----------------------------     ----       ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                         1.50       2.30       2.23       1.85       1.20        1.23
----------------------------     ----       ----       ----       ----      -----       -----

(1) Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.75% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C         R      INST         S
-------  --------  --------  --------  --------  --------  --------
1        $ 719     $ 633     $ 326     $ 188     $ 122     $ 125
--       -----     -----     -----     -----     -----     -----
3        1,022     1,018       697       582       381       390
--       -----     -----     -----     -----     -----     -----
5        1,346     1,430     1,195     1,001       660       676
--       -----     -----     -----     -----     -----     -----
10       2,263     2,251     2,565     2,169     1,455     1,489
--       -----     -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         R      INST         S
-------  --------  --------  --------  --------  --------  --------
1        $ 719     $ 233     $ 226     $ 188     $ 122     $ 125
--       -----     -----     -----     -----     -----     -----
3        1,022       718       697       582       381       390
--       -----     -----     -----     -----     -----     -----
5        1,346     1,230     1,195     1,001       660       676
--       -----     -----     -----     -----     -----     -----
10       2,263     2,251     2,565     2,169     1,455     1,489
--       -----     -----     -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, but are reflected in fund performance.


Portfolio turnover rate for fiscal year 2010: 171%.

PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund invests at least 65% of its total assets in US and foreign equities (equities issued by US and foreign-based companies). Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies. The fund's equity investments may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.


MANAGEMENT PROCESS.


In choosing securities, portfolio management uses a combination of three analytical disciplines:

o BOTTOM-UP RESEARCH. Portfolio management looks for individual companies that it believes have a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

o GROWTH ORIENTATION. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

o ANALYSIS OF GLOBAL THEMES. Portfolio management considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.

Portfolio management uses analytical tools to actively monitor the risk profile of the portfolio as compared to comparable funds and appropriate benchmarks and peer groups.


Portfolio management will normally sell a stock when it believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the fund's exposure to a given country.


DERIVATIVES. Portfolio management generally may use option contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), in order to gain exposure to a particular market or security or to hedge against changes in a particular market or security.


The fund may also use various types of derivatives for (i) hedging, (ii) risk management, (iii) non-hedging purposes to seek to enhance potential gains, or
(iv) a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.


MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


FOREIGN INVESTMENT RISK. To the extent the fund invests in companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. Foreign investment risks are greater in emerging markets than in developed markets. Emerging market investments are often considered speculative.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent that the fund invests in a particular geographic region or market sector, performance will be affected by that region's general performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that



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                                                        DWS Global Thematic Fund


                                             SUMMARY PROSPECTUS December 1, 2010
derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


CREDIT RISK. The fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


For all share classes except Institutional Class, historical performance prior to class inception is based on the performance of the fund's original share class, Class S shares, adjusted to reflect the higher expenses and applicable sales charges of the relevant share class.


CALENDAR YEAR TOTAL RETURNS (%) (Class S)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.


[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






    2000       2001      2002        2003       2004       2005       2006       2007    2008        2009
  -3.01       -16.40      -17.00     32.23      15.04      23.29      30.35      6.29     -47.44     43.50




Best Quarter: 26.31%, Q2 2009      Worst Quarter: -24.41%, Q4 2008
Year-to-Date as of 9/30/10: 3.60%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2009 expressed as a %)

These returns include sales charges, if any. Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Class S and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Performance of Class B shares does not assume the conversion to Class A shares after six years.



                                CLASS           1          5         10       SINCE
RETURN                      INCEPTION        YEAR      YEARS      YEARS   INCEPTION
------------------------- -----------  ----------  ---------  ---------  ----------
CLASS A before tax          6/18/01        34.95       3.65      1.91           -
-------------------------   -------        -----       ----     -----           -
CLASS B before tax          6/18/01        38.64       3.82      1.66           -
-------------------------   -------        -----       ----     -----           -
CLASS C before tax          6/18/01        41.86       4.06      1.72           -
-------------------------   -------        -----       ----     -----           -
CLASS R before tax          11/3/03        42.77       4.62      2.28           -
-------------------------   -------        -----       ----     -----           -
INST CLASS before tax       8/26/08        43.76         -          -        -4.75
-------------------------   -------        -----       ----     -----       ------
CLASS S before tax          7/23/86        43.50       5.20      2.81           -
-------------------------   -------        -----       ----     -----       ------
  After tax on
  distributions                            43.67       3.08      1.34           -
  After tax on distribu-
  tions, with sale of
  fund shares                              28.97       4.20      2.08           -
------------------------- -------          -----       ----     -----       ------
MORGAN STANLEY
CAPITAL INTERNATIONAL
(MSCI) WORLD INDEX                         29.99       2.01      -0.24          -
------------------------- -------          -----       ----     ------      ------
Since INST Class
inception                         -           -          -          -        -7.91
-------------------------   -------        -----       ----     ------      ------

INST Class index comparison began on 8/31/08.


MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

Global Thematic Partners, LLC (GTP)


PORTFOLIO MANAGER(S)

OLIVER KRATZ, CHIEF EXECUTIVE OFFICER AND LEAD PORTFOLIO MANAGER, GTP. Began managing the fund in 2003.



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                                                        DWS Global Thematic Fund


                                             SUMMARY PROSPECTUS December 1, 2010

PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                                AUTOMATIC
                                              UGMAS/           INVESTMENT
                   NON-IRA            IRAS     UTMAS                PLANS
         -----------------  --------------  --------  -------------------
A B C        1,000                 500       1,000             500
-------      -----                 ---       -----             ---
R               None             None        None             None
-------      -----               -----       -----            ----
INST     1,000,000                N/A         N/A             N/A
-------  ---------               -----       -----            ----
S            2,500               1,000       1,000           1,000
-------  ---------               -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares and Class R shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.


TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B, C or R shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class R shares are generally available only to certain retirement plans. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions (dividend and capital gains distributions are expected to be paid annually) are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.


PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


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                                                        DWS Global Thematic Fund
                                    SUMMARY PROSPECTUS December 1, 2010 DGTF-SUM